RESTRICTED NET ASSETS (Narrative) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
RESTRICTED NET ASSETS [Abstract]
Required percentage of after-tax-profit allocated to general reserve	10.00%
Required percentge of after tax profit allocated to development fund	25.00%
Amount of restricted paid-in-capital and statutory reserve funds	509,421	507,800